American Funds Insurance Series® Prospectus Supplement March 1, 2022

For the following share class prospectuses each dated May 1, 2021 – December 1, 2021, as supplemented to date:

Class 1, Class 1A, Class 2, Class 4 shares of:		Class 3 shares of:
Global Growth Fund	Asset Allocation Fund	Growth Fund
Global Small Capitalization Fund	Global Balanced Fund	International Fund
Growth Fund	The Bond Fund of America®	Growth-Income Fund
International Fund	Corporate Bond Fund	Asset Allocation Fund
New World Fund®	Capital World Bond Fund®	American High-Income Trust®
Washington Mutual Investors FundSM	American High-Income Trust®	Ultra-Short Bond Fund
Capital World Growth and Income Fund®	American Funds Mortgage Fund®	U.S. Government Securities Fund®
Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government Securities Fund®
Capital Income Builder®

The following is added to the “Investment objective(s), strategies and risks” section of the prospectus for each of the funds listed above:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

Keep this supplement with your prospectus.

Lit. No. INA8BS-110-0322P CGD/8024-S88060

American Funds Insurance Series® Prospectus Supplement March 1, 2022

For the following share class prospectuses dated May 1, 2021:

Class P1 and P2 shares of:
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

The following is added to the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

Keep this supplement with your prospectus.

Lit. No. INP8BS-036-0322P CGD/8024-S88063

American Funds Insurance Series® Portfolio SeriesSM Prospectus Supplement March 1, 2022

For the following share class prospectuses each dated May 1, 2021:

Class 1, Class 1A, Class 2, Class 4 shares of:	Class P1 and Class P2 shares of:
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio

American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio

American Funds Managed Risk Global Allocation Portfolio

The following is added to the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

Keep this supplement with your prospectus.

Lit. No. INS8BS-018-0322P CGD/8024-S88061

American Funds Insurance Series® Target Date Series Prospectus Supplement March 1, 2022

For the following share class prospectuses dated May 1, 2021:

Class 1, Class 1A, Class 2 and Class 4 shares of:
American Funds® IS 2035 Target Date Fund
American Funds® IS 2030 Target Date Fund
American Funds® IS 2025 Target Date Fund
American Funds® IS 2020 Target Date Fund
American Funds® IS 2015 Target Date Fund
American Funds® IS 2010 Target Date Fund

The following is added to the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

Keep this supplement with your prospectus.

Lit. No. INA8BS-111-0322P CGD/8024-S88062